SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 29, 2021	Jun. 17, 2021	Jun. 30, 2021	May 03, 2021	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Mar. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Minority interest ownership percentage					20.00%	34.00%			34.00%
Equity method ownership, percentage												50.00%	90.00%
Repayment of debt						$ 193,669	$ 272,234		$ 568,733	$ 581,749	$ 568,292
Forecast [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issue Price								$ 24.00
Proceeds from issuance of private placement								$ 1,789,000
Forecast [Member] | Zuffa [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity method ownership, percentage					100.00%
Proceeds from issuance of stock					$ 1,750,000
Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Threshold period to register the purchased shares on declaration registration statement			60 days
Proceeds from issuance initial public offering and warrants			$ 1,901,500
Percentage of equity interest acquired in subsidiary			100.00%
Proceeds from issuance of warrants and shares used to acquire equity interest of the minority unit holders			$ 835,700
Cash consideration			200,000
Increase in purchase/guarantee agreements			$ 1,300,000
Purchase/Guarantee agreements due period			2021 through 2028
Repayment of debt	$ 600,000
Payment for debt fees and expenses	28,000
Subsequent Event [Member] | 2021 Incentive Award Plan [Member] | Share-based Payment Arrangement, Option [Member] | Directors Employees and Other Service Provider [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award options granted			9,400,353
Subsequent Event [Member] | 2021 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors Employees and Other Service Provider [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			9,400,353
Subsequent Event [Member] | 2021 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			520,834
Subsequent Event [Member] | 2021 Incentive Award Plan [Member] | Time Vested Restrictive Stock Units [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			2,333,334
Subsequent Event [Member] | Franchise Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Minority interest ownership percentage					20.00%
Subsequent Event [Member] | Common Class A [Member] | 2021 Incentive Award Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Initial reserve of common stock			21,700,000
Subsequent Event [Member] | Common Class A [Member] | New and Current Investors [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			75,584,747
Subsequent Event [Member] | Common Class A [Member] | Endeavor Group Holdings [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			57,378,497
Share price			$ 24.00
Subsequent Event [Member] | Common Class A [Member] | Existing Investor [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			18,206,250
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares				24,495,000
Shares issued price per share				$ 24.00
Subsequent Event [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares				3,195,000
Subsequent Event [Member] | Parent Company [Member]
Subsidiary or Equity Method Investee [Line Items]
Threshold period to register the purchased shares on declaration registration statement			60 days
Proceeds from issuance initial public offering and warrants			$ 1,901,500
Percentage of equity interest acquired in subsidiary			100.00%
Proceeds from issuance of warrants and shares used to acquire equity interest of the minority unit holders			$ 835,700
Subsequent Event [Member] | Parent Company [Member] | 2021 Incentive Award Plan [Member] | Share-based Payment Arrangement, Option [Member] | Directors Employees and Other Service Provider [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award options granted			9,400,353
Subsequent Event [Member] | Parent Company [Member] | 2021 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors Employees and Other Service Provider [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			9,400,353
Subsequent Event [Member] | Parent Company [Member] | 2021 Incentive Award Plan [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			520,834
Subsequent Event [Member] | Parent Company [Member] | 2021 Incentive Award Plan [Member] | Time Vested Restrictive Stock Units [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options granted			2,333,334
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | 2021 Incentive Award Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Initial reserve of common stock			21,700,000
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | New and Current Investors [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			75,584,747
Share price			$ 24.00
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | Endeavor Group Holdings [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			57,378,497
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | Existing Investor [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued			18,206,250
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares				24,495,000
Shares issued price per share				$ 24.00
Subsequent Event [Member] | Parent Company [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares				3,195,000
Subsequent Event [Member] | UFC Credit Facilities [Member] | First Lien Term Loan [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of debt	180,000
Subsequent Event [Member] | Revolving Credit Facility (due May 2023) [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of debt	163,000
Subsequent Event [Member] | Incremental Term Loan Facility [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of debt	$ 257,000
Subsequent Event [Member] | Learfield IMG College
Subsidiary or Equity Method Investee [Line Items]
Equity method ownership, percentage		42.00%
Common units acquired		$ 109,100